[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

March 16, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	March 5, 2010
AIM Variable Insurance Funds	0000896435	February 26, 2010
American Century Variable Portfolios, Inc.	0000814680	February 23, 2010
Direxion Insurance Trust	0001102060	March 4, 2010
Dreyfus Appreciation Fund, Inc.	0000318478	February 26, 2010
Dreyfus Investment Portfolios	0001056707	February 12, 2010
Dreyfus Variable Investment Fund	0000813383	February 12, 2010
Federated Insurance Series	0000912577	February 25, 2010
Franklin Templeton Variable Insurance Products Trust	0000837274	March 1, 2010
Janus Aspen Series	0000906185	February 26, 2010
Legg Mason Partners Variable Equity Trust	0001176343	February 25, 2010
Legg Mason Partners Variable Income Trust	0000874835	March 1, 2010
MFS® Variable Insurance Trust	0000918571	March 1, 2010
Neuberger Berman Advisers Management Trust	0000736913	March 5, 2010

One Security Benefit Place * Topeka, Kansas 66636-0001

[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

Securities and Exchange Commission
March 16, 2010
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Northern Lights Variable Trust	0001352621	March 11, 2010
Oppenheimer Variable Account Funds	0000752737	February 23, 2010
PIMCO Variable Insurance Trust	0001047304	March 3, 2010
Royce Capital Fund	0001006387	March 1, 2010
Royce Fund	0000709364	March 8, 2010
RS Investment Trust	0000814232	March 5, 2010
Rydex Variable Trust	0001064046	March 10, 2010
SBL Fund	0000217087	March 10, 2010
Security Income Fund	0000088498	March 10, 2010
T. Rowe Price Capital Appreciation Fund	0000793347	March 2, 2010
T. Rowe Price Growth Stock Fund, Inc.	0000080257	March 2, 2010
The Universal Institutional Funds, Inc.	0001011378	March 9, 2010
Van Kampen Comstock Fund	0000205193	February 25, 2010
Van Kampen Equity & Income Fund	0000080832	February 25, 2010
Van Kampen Life Investment Trust	0000778536	February 26, 2010
Variable Insurance Products Fund II	0000831016	February 26, 2010
Variable Insurance Products Fund III	0000927384	February 26, 2010
Variable Insurance Products Fund V	0000823535	March 3, 2010
Wells Fargo Variable Trust	0001081402	March 3, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Assistant General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001